Statement of Stockholders Equity (EUR €) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Beginning Balance at Jan. 01, 2011
Net income (loss)				€ (938)		€ (938)
Translation adjustment			(274)			(274)
Warrants and stock options granted		199				199
Warrants and stock options granted (Shares)						336,603
Capital increase	44	714				758
Provision for retirement indemnities			70			70
Ending Balance at Dec. 31, 2011	1,784	39,784	(3,590)	(28,093)	(1,172)	8,714
Ending Balance (Shares) at Dec. 31, 2011						13,345,004
Beginning Balance at Jan. 01, 2012
Net income (loss)				(7,475)		(7,475)
Translation adjustment			315			315
Warrants and stock options granted		881				881
Capital increase	654	5,126				5,780
Capital increase (Shares)						5,027,225
Provision for retirement indemnities			(52)			(52)
Ending Balance at Dec. 31, 2012	2,438	45,791	(3,327)	(35,569)	(1,172)	8,161
Ending Balance (Shares) at Dec. 31, 2012						18,372,229
Beginning Balance at Jan. 01, 2013
Net income (loss)				(5,021)		(5,021)
Translation adjustment			154			154
Warrants and stock options granted		367				367
Capital increase	444	5,227				5,671
Capital increase (Shares)						3,417,441
Provision for retirement indemnities			(48)			(48)
Ending Balance at Dec. 31, 2013	€ 2,882	€ 51,385	€ (3,221)	€ (40,590)	€ (1,172)	€ 9,284
Ending Balance (Shares) at Dec. 31, 2013						21,789,670